Acquisition (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net Interest Income	$ 19,409	$ 16,977
Provision for Loan Losses	302	110
Net Interest Income after Provision for Loan Losses	19,107	16,817
Non-interest Income	3,736	3,547
Non interest Expense	16,017	14,500
Income before Income Taxes	6,826	5,914
Income Tax Expense	563	2,088
Net Income	6,263	3,825
Net Income Available to Common Shareholders	$ 6,049	$ 3,710
Basic and Diluted Earnings Per Share	$ 1.22	$ 0.79